Annual Total Returns- Thrivent Global Stock Fund (Class A) [BarChart] - Class A - Thrivent Global Stock Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(5.06%)	14.43%	29.24%	4.94%	2.47%	4.87%	20.83%	(8.75%)	22.62%	14.45%